Segment and Geographical Financial Information - Summary of Assets by Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Segment Reporting Information [Line Items]
Discontinued operations, Assets	$ 0	$ 0	$ 200,832
Assets	388,591	414,342	442,124
Operating Segments [Member] | Wholesale [Member]
Segment Reporting Information [Line Items]
Assets	50,381	78,122	60,627
Operating Segments [Member] | Direct-to-Consumer [Member]
Segment Reporting Information [Line Items]
Assets	23,395	24,169	14,679
Unallocated Corporate [Member]
Segment Reporting Information [Line Items]
Assets	$ 314,815	$ 312,051	$ 165,986